Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2040 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less)	0.76%	[1]
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less)	6.17%	[1]
Class A
Average Annual Return:
1 Year	(12.73%)
5 Years (or life of class, if less)	(3.92%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.89%)
5 Years (or life of class, if less)	(4.14%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.08%)
5 Years (or life of class, if less)	(3.37%)
Class B
Average Annual Return:
1 Year	(12.84%)
5 Years (or life of class, if less)	(3.93%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	(9.02%)
5 Years (or life of class, if less)	(3.14%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	(8.49%)
5 Years (or life of class, if less)	(2.64%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	(6.96%)
5 Years (or life of class, if less)	(1.96%)
Inception Date	Mar. 04, 2008

[1]	From 02/29/08.